Goodwill	6 Months Ended
Jun. 30, 2023
Goodwill.
Goodwill

4.Goodwill

The following table presents the Group’s goodwill as of the respective balance sheet dates:

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Goodwill	115,414	115,414
Less: impairment	(69,853)	(69,853)
Goodwill, net	45,561	45,561